Other income - Summary of other income (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Material income and expense [abstract]
Research and development rebate	$ 173
Subsidies and grants			$ 10
Bad debt recovery			15
Other sundry income		$ 1
Other income	$ 173	$ 1	$ 25